CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net loss	$ (246,527,916)	$ (12,618,254)	$ (151,256,961)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	2,431,227	12,872,968	11,568,199
Total comprehensive (loss) income	(244,096,689)	254,714	(139,688,762)
Comprehensive (income) loss attributable to the noncontrolling interests	118,724	114,962	(81,261)
Total comprehensive (loss) income attributable to VisionChina Media Inc.	$ (243,977,965)	$ 369,676	$ (139,770,023)